Loans and Allowance for Loan Losses - Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recorded Balance
Recorded balance, loans without a specific valuation allowance	$ 123	$ 128
Recorded balance, loans with a specific valuation allowance	0	3,805
Recorded balance, total		0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	123	128
Unpaid principal balance, loans with a specific valuation allowance	0	3,805
Unpaid principal balance, total		0
Specific Allowance	0	230
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	157	128
Average investment in impaired loans, loans with a specific valuation allowance	3,653	3,822
Average investment in impaired loans, total		0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	12	6
Interest income recognized, loans with a specific valuation allowance	40	105
Interest income recognized, total		0
Commercial
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	0
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	0	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	0
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	0	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	27	0
Average investment in impaired loans, loans with a specific valuation allowance	0	0
Average investment in impaired loans, total	27	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	1	0
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	1	0
Real Estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	0
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	0
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0	0
Average investment in impaired loans, loans with a specific valuation allowance	0	0
Average investment in impaired loans, total	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0	0
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	0
Commercial real estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	123	128
Recorded balance, loans with a specific valuation allowance	0	3,805
Recorded balance, total	123	3,933
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	123	128
Unpaid principal balance, loans with a specific valuation allowance	0	3,805
Unpaid principal balance, total	123	3,933
Specific Allowance	0	230
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	130	128
Average investment in impaired loans, loans with a specific valuation allowance	3,653	3,822
Average investment in impaired loans, total	3,783	3,950
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	11	6
Interest income recognized, loans with a specific valuation allowance	40	105
Interest income recognized, total	51	111
Installment
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	0
Recorded balance, total	0	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	0
Unpaid principal balance, total	0	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0	0
Average investment in impaired loans, total	0	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0	0
Interest income recognized, total	$ 0	$ 0